Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Total net rent expense incurred under non-cancellable operating leases for the years ended December 31, 2017, 2018 and 2019, were $22.1 million, $20.8 million and $20.4 million, respectively. Total sublease income for the years ended December 31, 2017, 2018 and 2019 was $0.5 million, $1.0 million and $1.4 million, respectively.
Contingencies
From time to time, the Company is involved in legal proceedings or subject to claims arising in the ordinary course of its business. The Company is not presently involved in any such legal proceeding or subject to any such claim that, in the opinion of its management, would have a material adverse effect on its business, operating results or financial condition. However, the results of such legal proceedings or claims cannot be predicted with certainty, and regardless of the outcome, can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors.
As previously disclosed, the Company was named as a defendant in two shareholder litigation matters, which are discussed below.
Endurance
On May 4, 2015, Christopher Machado, a purported holder of the Company’s common stock, filed a civil action in the United States District Court for the District of Massachusetts against the Company and its former chief executive officer and former chief financial officer, captioned Machado v. Endurance International Group Holdings, Inc., et al., Civil Action No. 1:15-cv-11775-GAO. The plaintiff filed an amended complaint on December 8, 2015, a second amended complaint on March 18, 2016, and a third amended complaint on June 30, 2017. In the third amended complaint, plaintiffs Christopher Machado and Michael Rubin alleged claims for violations of Section 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, on behalf of a purported class of purchasers of the Company’s securities between October 25, 2013 and December 16, 2015, including persons or entities who purchased or acquired the Company's shares pursuant or traceable to the registration statement and prospectus issued in connection with the Company's October 25, 2013 initial public offering. The plaintiffs challenged as false or misleading certain of the Company’s disclosures about the total number of subscribers, average revenue per subscriber, the number of customers paying over $500 per year for the Company’s products and services, and the average number of products sold per subscriber. The parties subsequently agreed to settle the matter on a class wide basis. On September 13, 2019, the court certified a settlement class and approved the settlement. The period in which a settlement class member could appeal that order lapsed without any class members filing an appeal, and the court's order is now final. The Company's contribution to the settlement pool was equal to the $5.8 million it reserved for this matter during the year ended December 31, 2018.
Constant Contact
On February 9, 2016, the Company acquired all of the outstanding shares of common stock of Constant Contact.
On August 7, 2015, a purported class action lawsuit, William McGee v. Constant Contact, Inc., et al., was filed in the United States District Court for the District of Massachusetts against Constant Contact and two of its former officers. An amended complaint, which named an additional former officer as a defendant, was filed December 19, 2016. The lawsuit asserts claims under Sections 10(b) and 20(a) of the Exchange Act, and is premised on allegedly false and/or misleading statements, and non-disclosure of material facts, regarding Constant Contact’s business, operations, prospects and performance during the proposed class period of October 23, 2014 to July 23, 2015. The parties mediated the claims on March 27, 2018, and as a result of that mediation reached an agreement in principle with the lead plaintiff to settle the action. The parties then negotiated the terms and conditions of a stipulation and agreement of settlement and related papers, which, among other things, provide for the release of all claims asserted against Constant Contact and its former officers. On May 18, 2018, the plaintiffs filed an unopposed motion seeking preliminary approval of the proposed settlement, certification of the proposed settlement class for settlement purposes only, and approval of notice to the settlement class. On November 26, 2019, the court entered an order preliminarily approving the settlement and scheduling a hearing for May 27, 2020 at which the court will determine whether the proposed settlement is fair, reasonable and adequate and whether the case should therefore be dismissed with prejudice. The Company's contribution to the settlement pool under the proposed settlement would be equal to the $1.5 million it reserved for this matter during the year ended December 31, 2018. The Company cannot make any assurances as to whether or when the McGee settlement will be approved by the court and the Company cannot assess the ultimate outcome of this matter or an estimate of any probable losses or any reasonably possible losses (other than the reserve specifically discussed above) at this time.